FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2026
Fair Value Disclosures [Abstract]
Summary of assets and liabilities at fair value on a recurring basis
	September 30, 2026
	Level 1	Level 2	Level 3	Total
Assets:

Marketable securities	$-	$8,855	$-	$8,855

Foreign currency derivatives	$-	$30	$-	$30

Total financial assets	$-	$8,885	$-	$8,885

Liabilities:

Foreign currency derivatives	$-	$46	$-	$46

Total financial liabilities	$-	$46	$-	$46

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:

Marketable securities	$-	$9,466	$-	$9,466

Total financial assets	$-	$9,466	$-	$9,466

Liabilities:

Warrants	$-	$-	$7	$7

Total financial liabilities	$-	$-	$7	$7